Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Summary of Group's Operating Segment Results

The table below provides a summary of the Group’s operating segment results for the years ended December 31, 2013, 2014 and 2015.

	For the years ended December 31,
	2013	2014	2015	2015
	RMB	RMB	RMB	US$
		(In thousands)
Search Services
Revenues	29,590,276	43,727,459	55,667,478	8,593,577
Operating profit	14,178,852	20,547,793	28,117,837	4,340,646

Transaction Services
Revenues	1,319,187	3,822,456	7,005,941	1,081,531
Operating profit	(1,522,279)	(5,973,978)	(13,145,445)	(2,029,307)

iQiyi
Revenues	1,345,042	2,873,552	5,295,760	817,525
Operating profit	(743,013)	(1,110,299)	(2,383,438)	(367,939)

Inter-segment
Revenues	(310,581)	(1,371,149)	(1,587,450)	(245,060)
Operating profit	(207,113)	302,988	469,718	72,512

Segment operating profit	11,706,447	13,766,504	13,058,672	2,015,912
Unallocated expenses	(514,727)	(962,740)	(1,387,118)	(214,134)

Group consolidated operating profit	11,191,720	12,803,764	11,671,554	1,801,778